Income taxes (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2014 Deferred tax assets CNY	Dec. 31, 2013 Deferred tax assets CNY	Dec. 31, 2012 Deferred tax assets CNY
Movement in valuation allowance
Balance at beginning of the year				683,341	576,541	202,235
Business combination					63,873
Allowance made during the year				40,619	158,904	374,306
Reversals and utilization				(267,035)	(115,977)
Balance at end of the year				456,925	683,341	576,541
PRC enterprise income tax (as a percent)	25.00%	(25.00%)	(25.00%)
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	4.50%	4.03%	5.62%
Effect of tax holiday and tax differential of certain subsidiaries	(8.43%)	8.17%	(2.10%)
Effect of tax rate change (as a percent)	24.30%	(0.32%)	(2.69%)
Additional tax for previously approved tax holiday (as a percent)			5.29%
Withholding tax for dividend distribution (as a percent)			1.35%
Intra-group investment disposal income subject to tax	12.28%
Valuation allowance (as a percent)	(43.54%)	9.72%	23.97%
Total (as a percent)	14.11%	(3.40%)	6.44%
Number of subsidiaries resulted in decrease of tax rate	1
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect	$ 43,405	$ 10,540
Per share effect-basic (in dollars per share)	$ 0.18	$ 0.05
Per share effect-diluted (in dollars per share)	$ 0.18	$ 0.05